Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Homewood Educational Building Authority Refunding RB, Series A, 5.00%, 12/01/47	$1,010	$1,177,387

Alaska — 0.3%
Alaska Industrial Development & Export Authority RB, Series A, 5.50%, 10/01/41	990	1,039,490

Arizona — 1.7%
Arizona Industrial Development Authority RB(a) 5.00%, 07/01/54	615	650,608
Series A, 5.00%, 07/01/39	540	560,849
Series A, 5.00%, 07/01/49	610	627,330
Series A, 5.00%, 07/01/54	470	482,333
Industrial Development Authority of the County of Pima RB, 5.00%, 06/15/47(a)	940	934,604
Industrial Development Authority of the County of Pima Refunding RB, 5.00%, 06/15/49(a)	525	519,010
Maricopa County Industrial Development Authority RB, Series A, 4.00%, 01/01/41	745	847,505
Maricopa County Industrial Development Authority Refunding RB
5.00%, 07/01/39(a)	230	249,897
5.00%, 07/01/54(a)	530	563,046
Series A, 5.00%, 09/01/36	645	792,550

		6,227,732

Arkansas — 0.4%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	1,540	1,558,280

California — 14.2%
Anaheim Public Financing Authority RB, Series A, (AGM), 6.00%, 09/01/24	5,000	5,667,600
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/37	1,090	1,221,062
California Statewide Communities Development Authority RB, Series A, 5.00%, 04/01/42	1,480	1,579,826
California Statewide Communities Development Authority Refunding RB, Series A, 4.00%, 12/01/53	975	1,021,663
Golden State Tobacco Securitization Corp. Refunding RB
Series A-1, 3.50%, 06/01/36	1,315	1,329,504
Series A-1, 5.00%, 06/01/47	890	909,749
Mount San Antonio Community College District Refunding GO, CAB, Series A, 6.25%, 08/01/43(b)	2,500	2,796,400
Norman Y Mineta San Jose International Airport SJC Refunding RB
Series A, AMT, 5.00%, 03/01/36	410	489,761
Series A, AMT, 5.00%, 03/01/37	455	542,451
Series A-1, AMT, 5.75%, 03/01/34	850	872,346
Poway Unified School District Refunding GO, CAB, Series B, 0.00%, 08/01/36(c)	3,750	2,790,525
Rio Hondo Community College District GO, CAB, Series C, 0.00%, 08/01/38(c)	5,000	3,541,900
San Diego Community College District GO, CAB(c)
0.00%, 08/01/31	2,145	1,342,684
0.00%, 08/01/32	2,680	1,574,634
San Diego Unified School District GO, CAB(c)
Series C, 0.00%, 07/01/38	1,600	1,116,976
Series G, 0.00%, 07/01/34(d)	650	365,827
Series G, 0.00%, 07/01/35(d)	690	365,721

Security	Par (000)	Value

California (continued)
San Diego Unified School District GO, CAB(c) (continued)
Series G, 0.00%, 07/01/36(d)	$1,035	$516,662
Series G, 0.00%, 07/01/37(d)	690	324,507
San Diego Unified School District Refunding GO, CAB(c)
Series R-1, 0.00%, 07/01/30	5,000	4,427,400
Series R-1, 0.00%, 07/01/31	1,280	1,113,229
San Francisco City & County Airport Comm-San Francisco International Airport Refunding ARB, Series A, AMT, 5.00%, 05/01/49	795	967,865
San Joaquin County Transportation Authority Refunding RB, Series A, 6.00%, 03/01/21(d)	675	697,390
San Marcos Unified School District GO(d)
Series A, 5.00%, 08/01/34	700	733,754
Series A, 5.00%, 08/01/38	600	628,932
San Mateo County Community College District GO, CAB, Series C, (NPFGC), 0.00%, 09/01/30(c)	12,740	11,187,504
Walnut Valley Unified School District GO, CAB, Series B, 0.00%, 08/01/36(c)	5,500	3,798,300

		51,924,172

Colorado — 1.0%
City & County of Denver Colorado COP, Series A, 4.00%, 06/01/48	1,310	1,387,094
Colorado Health Facilities Authority RB, Series A, 4.00%, 11/15/46	1,070	1,173,876
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	1,060	1,166,413

		3,727,383

Connecticut — 0.8%
Connecticut Housing Finance Authority Refunding RB, S/F Housing
Series A-1, 3.80%, 11/15/39	465	511,937
Sub-Series A-1, 3.85%, 11/15/43	360	392,739
Sub-Series E-1, (FHLMC, FNMA, GNMA), 4.00%, 05/15/36	225	248,967
Connecticut State Health & Educational Facilities Authority Refunding RB
4.00%, 07/01/39	295	299,012
4.00%, 07/01/49	540	537,586
State of Connecticut GO, Series C, 5.00%, 06/15/32	615	784,199

		2,774,440

District of Columbia — 0.4%
District of Columbia RB, Series B-1, (FGIC, NPFGC), 5.00%, 02/01/31	435	436,205
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, 4.00%, 10/01/49	995	1,102,430

		1,538,635

Florida — 10.9%
Brevard County Health Facilities Authority Refunding RB, 5.00%, 04/01/39	1,600	1,784,880
City of Tampa Florida RB, CAB(c)
Series A, 0.00%, 09/01/49	595	198,260
Series A, 0.00%, 09/01/53	635	175,882
County of Broward Florida Port Facilities Revenue ARB, Series B, AMT, 4.00%, 09/01/49	1,930	2,079,498
County of Lee Florida Airport Revenue Refunding RB
Series A, AMT, 5.63%, 10/01/26	960	1,004,381

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Lee Florida Airport Revenue Refunding RB (continued)
Series A, AMT, 5.38%, 10/01/32	$3,160	$3,290,666
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, AMT, 5.00%, 10/01/38	480	550,973
County of Miami-Dade Florida Aviation Revenue Refunding RB, AMT, 5.00%, 10/01/34	190	214,470
County of Miami-Dade Seaport Department ARB
Series A, 6.00%, 10/01/38	2,025	2,310,626
Series B, AMT, 6.00%, 10/01/30	640	730,547
Series B, AMT, 6.25%, 10/01/38	415	473,270
Series B, AMT, 6.00%, 10/01/42	660	750,229
County of Osceola Florida Transportation Revenue Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	570	282,350
Series A-2, 0.00%, 10/01/42	765	364,285
Series A-2, 0.00%, 10/01/43	695	317,851
Series A-2, 0.00%, 10/01/44	710	312,869
Series A-2, 0.00%, 10/01/45	600	254,772
Florida Development Finance Corp. RB(a)
AMT, 5.00%, 05/01/29	535	571,198
AMT, 5.00%, 08/01/29(e)	210	213,473
Florida Development Finance Corp. Refunding RB, 5.00%, 09/15/40(a)(f)	300	320,817
Florida Ports Financing Commission Refunding RB
Series B, AMT, 5.13%, 06/01/27	2,000	2,074,900
Series B, AMT, 5.38%, 10/01/29	1,050	1,108,044
Greater Orlando Aviation Authority ARB
Series A, AMT, 5.00%, 10/01/47	3,970	4,652,443
Series A, AMT, 5.00%, 10/01/52	1,490	1,740,052
Lakewood Ranch Stewardship District SAB
3.85%, 05/01/39	450	453,371
4.00%, 05/01/49	675	683,100
Miami-Dade County Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/40	2,995	3,421,368
Orange County Health Facilities Authority Refunding RB
5.00%, 08/01/41	560	612,511
5.00%, 08/01/47	1,620	1,755,578
Orange County Housing Finance Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	355	389,577
Palm Beach County Health Facilities Authority RB, Series B, 4.00%, 11/15/41	160	174,946
Palm Beach County Solid Waste Authority Refunding RB
Series B, 5.00%, 10/01/31	1,970	2,069,918
Series B, 5.00%, 10/01/31(d)	30	31,687
Putnam County Development Authority Refunding RB, Series A, 5.00%, 03/15/42	1,750	2,146,935
State of Florida GO, Series B, 4.00%, 07/01/39	2,065	2,469,265

		39,984,992

Georgia — 3.6%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	500	587,960
LaGrange-Troup County Hospital Authority Refunding RB, 4.00%, 04/01/47	1,250	1,377,213
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/43	685	819,198
Series A, 4.00%, 04/01/48(e)	265	289,974

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	$7,475	$9,592,518
Private Colleges & Universities Authority RB
5.00%, 04/01/33	140	158,078
5.00%, 04/01/44	380	422,959

		13,247,900

Illinois — 12.1%
Chicago Board of Education Refunding GO
Series A, 5.00%, 12/01/28	230	262,221
Series A, 5.00%, 12/01/29	280	321,199
Series A, 5.00%, 12/01/30	940	1,071,948
Chicago Board of Education Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	250	208,120
Chicago Midway International Airport Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,070	1,169,457
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/39	820	835,186
Series D, Senior Lien, 5.25%, 01/01/42	2,900	3,477,854
Chicago Transit Authority RB
5.25%, 12/01/36	595	625,113
5.25%, 12/01/49	900	988,515
Cook County Forest Preserve District Refunding GO, Series B, 5.00%, 12/15/37	45	48,476
Illinois Finance Authority RB
Series A, 5.75%, 08/15/34	650	680,173
Series A, 6.00%, 08/15/41	1,000	1,046,070
Illinois Finance Authority Refunding RB
Series C, 4.13%, 08/15/37	740	808,909
Series C, 5.00%, 08/15/44	350	397,331
Illinois Housing Development Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,365	1,609,594
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/37	1,785	2,109,442
Kane McHenry Cook & Delaware Kalb Counties Unit School District No. 300 Refunding GO, 5.25%, 01/01/33	9,145	10,133,483
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	760	813,800
Metropolitan Pier & Exposition Authority RB, CAB(c)
Series A, (NPFGC), 0.00%, 12/15/26	5,000	4,231,650
Series A, (NPFGC), 0.00%, 12/15/33	9,950	6,368,497
Metropolitan Pier & Exposition Authority Refunding RB
4.00%, 06/15/50	585	584,754
Series B, (AGM), 0.00%, 06/15/44(c)	3,450	1,553,155
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(d)	675	707,535
Regional Transportation Authority RB, Series A, (AMBAC), 7.20%, 11/01/20	1,275	1,294,712
State of Illinois GO
5.25%, 02/01/32	980	1,067,151
5.50%, 07/01/33	820	886,674
5.25%, 02/01/34	680	737,202
5.50%, 07/01/38	445	479,269

		44,517,490

Indiana — 0.7%
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	1,100	1,157,211

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB (continued)
Series A, AMT, 5.00%, 07/01/40	$890	$955,228
Series A, AMT, 5.00%, 07/01/44	515	548,867

		2,661,306

Louisiana — 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-2, 6.50%, 11/01/35	410	414,703
Louisiana Public Facilities Authority Refunding RB, 5.00%, 05/15/46	2,700	3,144,636
New Orleans Aviation Board ARB, Series B, AMT, 5.00%, 01/01/40	2,820	3,167,001

		6,726,340

Maine — 0.3%
Maine State Housing Authority RB, M/F Housing, Series E, 4.25%, 11/15/43	710	813,866
Maine State Housing Authority RB, S/F Housing, Series B, 3.35%, 11/15/44	200	215,834

		1,029,700

Maryland — 1.6%
City of Baltimore Maryland Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(a)	740	655,167
Maryland Community Development Administration Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	775	874,037
Montgomery County Housing Opportunites Commission Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	4,015	4,282,720

		5,811,924

Massachusetts — 2.5%
Massachusetts Development Finance Agency RB, Series A, 5.00%, 01/01/47	2,090	2,348,407
Massachusetts Development Finance Agency Refunding RB, 4.00%, 07/01/41	3,235	3,709,768
Massachusetts Housing Finance Agency RB, M/F Housing, Series A, 3.85%, 06/01/46	55	59,661
Massachusetts Housing Finance Agency Refunding RB, Series A, AMT, 4.45%, 12/01/42	765	812,063
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/43	1,280	1,427,930
Series B, 4.00%, 02/15/43	755	825,872

		9,183,701

Michigan — 4.6%
Eastern Michigan University RB, Series A, (AGM), 4.00%, 03/01/44	615	685,448
Michigan Finance Authority Refunding RB
5.00%, 12/01/39(d)	20	21,290
4.00%, 11/15/46	1,175	1,287,823
Series A, 4.00%, 12/01/40	2,945	3,340,926
Michigan State Building Authority Refunding RB
Series I-A, 5.38%, 10/15/36	145	153,311
Series I-A, 5.38%, 10/15/41	700	738,780
Series II-A, (AGM), 5.25%, 10/15/36	900	945,963
Michigan State Housing Development Authority RB, M/F housing
Series A, 4.15%, 10/01/53	1,885	2,068,901
Series A, RB, 4.05%, 10/01/48	1,855	2,057,696

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority RB, M/F Housing, Series A-1, 3.35%, 10/01/49	$745	$789,260
Michigan State Housing Development Authority RB, S/F Housing, Series C, 4.13%, 12/01/38	375	421,849
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	640	803,482
Michigan Strategic Fund RB, AMT, 5.00%, 12/31/43	1,640	1,842,606
Royal Oak Hospital Finance Authority Refunding RB, Series D, 5.00%, 09/01/39	1,065	1,204,802
Western Michigan University Refunding RB, (AGM), 5.00%, 11/15/39	380	426,915

		16,789,052

Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri RB, 4.00%, 11/15/42	1,015	1,069,201

Nebraska — 1.7%
Central Plains Energy Project RB
5.00%, 09/01/32	5,010	5,430,189
5.25%, 09/01/37	750	816,502

		6,246,691

New Jersey — 9.5%
New Jersey Economic Development Authority RB
Series WW, 5.25%, 06/15/33	155	175,945
Series WW, 5.00%, 06/15/34	205	229,067
Series WW, 5.00%, 06/15/36	925	1,028,572
Series WW, 5.25%, 06/15/40	250	279,253
Series WW, 5.25%, 06/15/40(d)	15	18,603
AMT, 5.13%, 01/01/34	685	756,151
AMT, 5.38%, 01/01/43	895	986,129
New Jersey Economic Development Authority Refunding RB
Series A, 4.00%, 07/01/32	1,040	1,107,985
Series B, 5.50%, 06/15/30	5,360	6,401,073
New Jersey Higher Education Student Assistance Authority RB, Series C, AMT, 4.25%, 12/01/50	905	941,426
New Jersey Higher Education Student Assistance Authority Refunding RB
Series 1, AMT, 5.50%, 12/01/26	235	246,280
Series 1, AMT, 5.75%, 12/01/27	1,475	1,550,092
Series B, AMT, 3.25%, 12/01/39	2,695	2,715,212
Series C, AMT, 3.63%, 12/01/49	725	738,072
New Jersey Housing & Mortgage Finance Agency Refunding RB, Series 2, AMT, 4.35%, 11/01/33	970	1,028,763
New Jersey Housing & Mortgage Finance Agency Refunding RB, S/F Housing, Series E, 2.45%, 10/01/50(f)	300	301,113
New Jersey Transportation Trust Fund Authority RB
Series A, 5.50%, 06/15/41(d)	2,050	2,144,648
Series AA, 5.25%, 06/15/33	1,490	1,628,495
Series AA, 5.00%, 06/15/38	1,885	2,058,269
Series AA, 5.50%, 06/15/39	1,150	1,255,777
Series B, 5.50%, 06/15/31	1,000	1,034,150
Series D, 5.00%, 06/15/32	735	822,215
New Jersey Transportation Trust Fund Authority Refunding RB, 4.00%, 12/15/39	1,060	1,143,136
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/34	920	1,134,590
Series A, 5.00%, 06/01/36	1,365	1,670,159

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp. Refunding RB (continued)
Series A, 4.00%, 06/01/37	$870	$987,285
Sub-Series B, 5.00%, 06/01/46	2,255	2,536,898

		34,919,358

New Mexico — 0.1%
City of Santa Fe New Mexico RB, Series A, 5.00%, 05/15/44	200	201,790

New York — 4.3%
Hudson Yards Infrastructure Corp. RB, 5.75%, 02/15/47	270	276,842
Metropolitan Transportation Authority Refunding RB, Series C-1, 5.00%, 11/15/56	1,490	1,642,069
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-3, 4.00%, 07/15/46	1,130	1,295,150
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB, Series B, 5.00%, 11/01/32	1,480	1,626,268
New York City Water & Sewer System Refunding RB, Series BB, 5.25%, 06/15/44(d)	1,425	1,524,622
New York Liberty Development Corp. Refunding RB, Class 1, 5.00%, 11/15/44(a)	1,150	1,222,301
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	450	534,546
New York State Housing Finance Agency RB, M/F Housing, Series B, (SONYMA), 3.88%, 11/01/48	170	186,825
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	2,715	2,968,472
Port Authority of New York & New Jersey ARB,
Series 221, AMT, 4.00%, 07/15/60	1,780	1,994,615
Port Authority of New York & New Jersey Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	625	712,856
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,250	1,402,162
Series 207, AMT, 4.00%, 09/15/43	460	515,264

		15,901,992

North Carolina — 0.1%
North Carolina Turnpike Authority RB
Senior Lien, 4.00%, 01/01/55	195	216,043
Senior Lien, (AGM), 4.00%, 01/01/55	155	173,431

		389,474

Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55 .	4,840	5,335,277
County of Butler Ohio Refunding RB, 4.00%, 11/15/37	460	513,687
County of Lucas Ohio Refunding RB, Series A, 6.50%, 11/15/37(d)	530	573,099
Ohio Housing Finance Agency RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 4.00%, 09/01/48 .	295	322,358
Ohio Turnpike & Infrastructure Commission RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(c)	10,040	7,184,825

		13,929,246

Oklahoma — 0.2%
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/48	555	623,792

Security	Par (000)	Value

Oregon — 1.0%
Clackamas Community College District GO, Series A, 5.00%, 06/15/40(b)	$440	$539,150
Clackamas County School District No. 12 North Clackamas GO, CAB, Series A, 0.00%, 06/15/38(c)	995	536,952
Port of Portland OR Airport Revenue ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,343,993
Salem-Keizer School District No. 24J GO, CAB, Series A, 0.00%, 06/15/40(c)	1,190	724,746
State of Oregon Housing & Community Services Department RB, S/F Housing, Series C, 3.95%, 07/01/43	400	440,028

		3,584,869

Pennsylvania — 11.2%
City of Philadelphia Pennsylvania Airport Revenue Refunding ARB
Series B, AMT, 5.00%, 07/01/35	755	906,589
Series B, AMT, 5.00%, 07/01/47	1,610	1,873,010
Commonwealth Financing Authority RB
(AGM), 4.00%, 06/01/39	1,050	1,165,920
Series B, 5.00%, 06/01/42(d)	1,600	1,741,584
Montgomery County Higher Education and Health Authority Refunding RB, Series A, 4.00%, 09/01/49	950	1,042,786
Pennsylvania Economic Development Financing Authority RB
Series A-1, 4.00%, 04/15/50	995	1,142,160
AMT, 5.00%, 12/31/34	7,290	8,076,081
AMT, 5.00%, 12/31/38	1,305	1,432,394
AMT, 5.00%, 06/30/42	1,035	1,131,069
Pennsylvania Economic Development Financing Authority Refunding RB, Series A, 4.00%, 11/15/42	940	1,054,135
Pennsylvania Higher Education Assistance Agency RB, Series B, AMT, 3.00%, 06/01/47	200	197,194
Pennsylvania Higher Educational Facilities Authority Refunding RB, Series A, 5.25%, 09/01/50	2,330	2,622,928
Pennsylvania Housing Finance Agency RB, S/F Housing
Series 127-B, 3.88%, 10/01/38	885	974,792
Series 128-B, 3.85%, 04/01/38	1,970	2,189,891
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/38	620	726,299
Series A-1, 5.00%, 12/01/41	2,385	2,860,569
Series B, 5.00%, 12/01/40	935	1,114,698
Series C, 5.50%, 12/01/33(d)	555	653,252
Series C, 5.00%, 12/01/39	3,275	3,832,798
Sub-Series A-1, 5.00%, 12/01/41	2,430	2,788,789
Pennsylvania Turnpike Commission Refunding RB
Series A-1, 5.00%, 12/01/40	765	903,794
Third Series, 4.00%, 12/01/38	2,070	2,357,502
School District of Philadelphia Refunding GO, Series F, 5.00%, 09/01/38	305	363,264

		41,151,498

Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series B-1, Restructured, 4.75%, 07/01/53	476	505,612
Series B-2, Restructured, 4.78%, 07/01/58	462	491,443

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	$5,436	$1,584,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	459	487,366
Series A-1, 5.00%, 07/01/58	3,927	4,229,458
Series A-2, 4.33%, 07/01/40	7,927	8,244,952
Series A-2, 4.78%, 07/01/58	310	330,134

		15,873,396

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority Refunding RB, Series A, 5.00%, 10/01/40	465	551,495
Tobacco Settlement Financing Corp. Refunding RB
Series B, 4.50%, 06/01/45	1,055	1,115,029
Series B, 5.00%, 06/01/50	2,630	2,842,820

		4,509,344

South Carolina — 4.8%
South Carolina Jobs-Economic Development Authority RB, 5.00%, 01/01/55(a)	975	861,178
South Carolina Jobs-Economic Development Authority Refunding RB
Series A, 5.00%, 05/01/38	2,490	2,877,718
Series A, (AGM), 6.50%, 08/01/39(d)	115	122,399
South Carolina Ports Authority ARB
AMT, 5.00%, 07/01/48	530	625,087
AMT, 5.25%, 07/01/50(d)	2,330	2,887,779
South Carolina Public Service Authority RB
Series A, 5.50%, 12/01/54	6,225	7,052,116
Series E, 5.50%, 12/01/53	745	836,695
South Carolina Public Service Authority Refunding RB, Series B, 5.00%, 12/01/38	2,080	2,313,501

		17,576,473

South Dakota — 1.3%
South Dakota Health & Educational Facilities Authority Refunding RB
4.00%, 07/01/37	1,225	1,385,891
4.00%, 07/01/42	3,000	3,391,200

		4,777,091

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board Refunding RB, Series A, 4.00%, 07/01/40	845	912,803
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/46	1,245	1,405,754

		2,318,557

Texas — 12.9%
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	135	130,276
Central Texas Turnpike System Refunding RB
Series A, 5.00%, 08/15/41(d)	3,080	3,383,010
Series C, 5.00%, 08/15/37	1,395	1,542,312
City of Houston Texas Airport System Revenue RB, Series A, AMT, 6.63%, 07/15/38	455	464,264
City of Houston Texas Airport System Revenue Refunding ARB, Series B-2, AMT, 5.00%, 07/15/27	265	278,889

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue Refunding RB, Series A, AMT, 5.00%, 07/01/27	$255	$268,490
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/38	575	635,243
Dallas Area Rapid Transit Refunding RB, Series A, 5.00%, 12/01/48	3,160	3,702,825
Dallas/Fort Worth International Airport ARB(d)
Series D, AMT, 5.00%, 11/01/21	1,500	1,567,755
Series D, AMT, 5.00%, 11/01/38	1,975	2,068,595
Series H, AMT, 5.00%, 11/01/21	3,000	3,153,810
Dallas/Fort Worth International Airport Refunding RB, Series F, 5.25%, 11/01/33	975	1,111,997
Leander Independent School District Refunding GO, CAB, Series D, (PSF-GTD), 0.00%, 08/15/38(c)	3,420	1,680,143
Midland County Fresh Water Supply District No. 1 RB, CAB, Series A, 0.00%, 09/15/36(c)	2,130	1,217,806
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 08/15/50(a)	510	522,266
North Texas Tollway Authority Refunding RB, 4.25%, 01/01/49	1,225	1,393,401
San Antonio Public Facilities Corp. Refunding RB(c)
0.00%, 09/15/35	4,990	2,605,628
0.00%, 09/15/36	11,525	5,668,341
0.00%, 09/15/37	8,245	3,819,579
San Antonio Water System Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,355	1,693,384
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/35	1,880	2,362,389
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, 5.25%, 12/01/39	750	851,280
Texas City Industrial Development Corp. RB, 4.13%, 12/01/45	290	301,588
Texas Department of Housing & Community Affairs RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	390	439,846
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/31	1,190	1,258,413
5.00%, 12/15/32	3,440	3,624,453
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, AMT, 5.00%, 12/31/45	1,275	1,352,239

		47,098,222

Utah — 0.7%
Salt Lake City Corp. Airport Revenue ARB
Series A, AMT, 5.00%, 07/01/42	1,240	1,471,124
Series A, AMT, 5.00%, 07/01/48	445	532,402
Utah Charter School Finance Authority RB, Series A, 5.00%, 06/15/49(a)	200	206,608
Utah Charter School Finance Authority Refunding RB, 5.00%, 06/15/55(a)	395	409,212

		2,619,346

Virginia — 0.2%
Virginia Small Business Financing Authority RB, AMT, 5.00%, 07/01/49	750	775,673

Washington — 1.5%
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	1,955	2,280,449
Series C, AMT, 5.00%, 04/01/40	1,015	1,147,508

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Snohomish County Housing Authority Refunding RB, 4.00%, 04/01/44	$485	$541,929
Washington Health Care Facilities Authority RB, 4.00%, 10/01/45	705	772,624
Washington State Housing Finance Commission RB, Series A, 5.00%, 01/01/55(a)	555	542,535

		5,285,045

West Virginia — 0.2%
West Virginia Hospital Finance Authority RB, Series A, 4.00%, 06/01/51	670	729,623

Wisconsin — 1.3%
Public Finance Authority RB(a)
Series A, 5.00%, 07/15/39	105	109,997
Series A, 5.00%, 07/15/49	405	416,085
Series A, 5.00%, 07/15/54	195	199,651
Public Finance Authority Refunding RB, 5.00%, 09/01/49(a)	335	303,305
Wisconsin Housing & Economic Development Authority RB, M/F Housing
Series A, 4.15%, 11/01/48	2,150	2,421,244
Series A, 4.45%, 05/01/57	1,160	1,304,501

		4,754,783

Total Municipal Bonds — 118.4% (Cost: $382,845,065)		434,255,388

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.5%
Maricopa County Industrial Development Authority RB, Series A, 4.00%, 01/01/41	1,710	1,945,279

California(h) — 1.7%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/47	3,826	4,367,563
Los Angeles Unified School District GO, Series B-1, 5.25%, 07/01/42	1,571	2,004,625

		6,372,188

Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	2,324	2,829,336
Colorado Health Facilities Authority Refunding RB, Series A, 5.00%, 02/01/41(d)	7,000	7,163,940

		9,993,276

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority Refunding RB, 5.00%, 12/01/45	1,381	1,595,507

District of Columbia — 1.1%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	1,031	1,179,755
Metropolitan Washington Airports Authority Refunding RB, Series A, AMT, 5.00%, 10/01/30	2,530	2,754,740

		3,934,495

Florida — 3.5%
City Of South Miami Health Facilities Authority, Inc. Refunding RB, 5.00%, 08/15/47	2,640	3,077,817

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Port Facilities Revenue ARB, Series B, AMT, 4.00%, 09/01/49	$2,300	$2,478,158
County of Miami-Dade Florida Transit System Refunding RB, 5.00%, 07/01/42	4,480	4,788,851
Greater Orlando Aviation Authority ARB, Series A, AMT, 4.00%, 10/01/49	2,370	2,663,596

		13,008,422

Georgia — 0.6%
Georgia Housing & Finance Authority Refunding RB, Series A, 3.70%, 06/01/49	2,041	2,249,932

Illinois — 1.8%
Illinois State Toll Highway Authority RB
Series A, 5.00%, 01/01/38	2,138	2,333,839
Series A, 5.00%, 01/01/40	2,730	3,187,003
Series B, 5.00%, 01/01/40	1,050	1,232,595

		6,753,437

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City GO, Series A, 5.50%, 09/01/47(d)	4,723	6,175,466

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,515	1,690,982

Maine — 0.3%
Maine State Housing Authority RB, M/F Housing, Series E, 4.15%, 11/15/38	957	1,106,579

Maryland — 1.3%
City of Baltimore Maryland RB
Series A, 5.00%, 07/01/41	2,808	3,362,565
Series A, 5.00%, 07/01/46	1,061	1,273,756

		4,636,321

Massachusetts — 0.5%
Commonwealth of Massachusetts GO, Series A, 5.00%, 03/01/46	1,461	1,673,192

Michigan — 4.6%
Michigan Finance Authority RB
4.00%, 02/15/47	3,553	4,056,749
Series A, 5.00%, 11/01/44	1,970	2,287,800
Michigan Finance Authority Refunding RB, 5.00%, 12/01/39(d)	7,530	8,015,007
Michigan State Building Authority Refunding RB
Series I, 5.00%, 10/15/45	870	1,047,889
Series I, 4.00%, 04/15/54	1,242	1,448,259

		16,855,704

Nebraska — 0.6%
Nebraska Investment Finance Authority RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 3.70%, 03/01/47	1,968	2,220,640

Nevada — 2.2%
County of Clark Nevada GO, Series A, 5.00%, 06/01/38.	3,061	3,840,669
Las Vegas Valley Water District Refunding GO, Series A, 5.00%, 06/01/46	3,460	4,124,735

		7,965,404

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 2.2%
Hudson County Improvement Authority RB, 5.25%, 05/01/51	$800	$956,256
New Jersey Transportation Trust Fund Authority RB, Series B, 5.25%, 06/15/36	1,840	1,893,540
New Jersey Turnpike Authority Refunding RB
Series B, 4.00%, 01/01/37	2,309	2,621,131
Series G, 4.00%, 01/01/43	2,146	2,411,779

		7,882,706

New York — 6.2%
City of New York Water & Sewer System RB, Series CC, 5.00%, 06/15/47	5,680	6,399,346
Metropolitan Transportation Authority RB, Sub- Series D-1, 5.25%, 11/15/44	3,470	3,790,003
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	2,180	2,440,401
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 4.00%, 07/15/42(h)	1,680	1,777,541
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Sub-Series A-3, 5.00%, 08/01/40(h)	3,059	3,768,433
New York City Water & Sewer System Refunding RB, Series DD, 5.00%, 06/15/35	1,665	1,949,365
Port Authority of New York & New Jersey Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,719,272

		22,844,361

Ohio — 1.6%
Northeast Ohio Regional Sewer District Refunding RB
4.00%, 11/15/43	2,912	3,398,922
4.00%, 11/15/49(h)	2,115	2,314,973

		5,713,895

Pennsylvania — 1.1%
Pennsylvania Housing Finance Agency RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,542	1,651,438
Philadelphia Authority for Industrial Development RB, Series A, 4.00%, 07/01/44	1,229	1,317,294
Westmoreland County Municipal Authority Refunding RB, (BAM), 5.00%, 08/15/42	900	1,057,482

		4,026,214

Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp. Refunding RB, S/F Housing, Series 69-B, (FNMA, FHLMC, GNMA), 3.95%, 10/01/43	888	968,739

South Carolina — 0.6%
South Carolina Ports Authority ARB, Series B, AMT, 4.00%, 07/01/49	1,980	2,187,148

Texas — 3.3%
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,229	1,525,203
Houston Community College System GO, 4.00%, 02/15/43	1,470	1,585,924
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	1,874	1,983,884
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, Series A, 5.00%, 02/15/41	3,440	4,140,246
Texas Department of Housing & Community Affairs RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	815	889,661
Series A, (GNMA), 3.00%, 09/01/45	463	484,606

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs RB, S/F Housing (continued)
Series A, (GNMA), 3.75%, 09/01/49	$579	$631,289
Series A, (GNMA), 3.00%, 03/01/50	877	918,218

		12,159,031

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission RB, Series A, Senior Lien, 5.50%, 07/01/57	2,234	2,815,257
Virginia Housing Development Authority RB, M/F Housing, Series C, 3.70%, 08/01/48	3,045	3,331,443

		6,146,700

Washington — 1.0%
Washington Health Care Facilities Authority Refunding RB, Series A, 5.00%, 10/01/38	2,880	3,762,202

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/42	1,980	2,148,676

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.6% (Cost: $144,652,766)		156,016,496

Total Long-Term Investments — 161.0% (Cost: $527,497,831)		590,271,884

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(i)(j)	1,151,104	1,151,335

Total Short-Term Securities — 0.3% (Cost: $1,151,328)		1,151,335

Total Investments — 161.3% (Cost: $528,649,159)		591,423,219

Other Assets Less Liabilities — 1.2%		4,356,186

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7)%		(86,749,539)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (38.8)%		(142,339,633)

Net Assets Applicable to Common Shares — 100.0%		$366,690,233

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to July 1, 2027, is $12,850,052.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN)

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	541,902	609,202	(b)	—	1,151,104	$1,151,335	$96	$(231)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$434,255,388	$—	$434,255,388
Municipal Bonds Transferred to Tender Option Bond Trusts	—	156,016,496	—	156,016,496
Short-Term Securities
Money Market Funds	1,151,335	—	—	1,151,335

	$1,151,335	$590,271,884	$—	$591,423,219

8

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(86,711,989)	$—	$(86,711,989)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(229,211,989)	$—	$(229,211,989)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

9